Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions
Schedule of relationship with related parties

Names of related parties	Relationship with the Group
Tencent and its affiliates (“Tencent Group”)	A shareholder of the Company
Ningbo Hexin Equity Investment Partnership	Company controlled by one of the executive officers of the Company
Shanghai Fufeitong Information Service Co., Ltd. and its affiliates (“Fufeitong Group”)	Company controlled by one of the executive officers of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Services provided to:
Fufeitong Group	—	—	10,765	1,561

Services received from:
Tencent Group	10,541,479	8,416,635	7,061,132	1,023,769
Fufeitong Group	45,364	211,414	653,972	94,817

Schedule of related party balances

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Amounts due from related parties:
Current:
Tencent Group*	2,803,265	2,763,924	400,731
Ningbo Hexin Equity Investment Partnership **	697,632	697,632	101,147
Fufeitong Group***	748,875	2,856,856	414,205
Amounts due to related parties:
Current:
Tencent Group	1,916,482	1,539,694	223,235
Fufeitong Group	46,525	136,697	19,819

*The balance primarily represents receivables due from the online payment platform operated by Tencent Group.

**The balance represents loans to Ningbo Hexin Equity Investment Partnership, an entity controlled by one of the executive officers of the Company.

***The balance primarily represents receivables due from the online payment platform operated by Fufeitong Group.